STOCKHOLDERS' EQUITY - Common Stock Shares (Details)		6 Months Ended	12 Months Ended
	Sep. 02, 2021 shares	Jun. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2023 shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Sep. 08, 2021 shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)		1,277,234	1,277,234	1,277,234		1,277,234	1,277,234	1,277,234
Common shares, shares outstanding (in shares)		1,277,234	1,277,234	1,277,234
Issuance of Class A common stock to representative (in shares)				1,277,234
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)		28,744,342	28,744,342	28,750,000		28,750,000	28,750,000	28,750,000
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000	200,000,000		200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares outstanding (in shares)		1,277,234	1,277,234	1,277,234		1,277,234	1,277,234	1,277,234
Class A common stock subject to possible redemption, issued (in shares)		28,744,342	28,744,342	28,750,000					143,750
Class A common stock subject to possible redemption, outstanding (in shares)		28,744,342	28,744,342	28,750,000		28,750,000	28,750,000	28,750,000
Issuance of Class A common stock to representative | $		$ 1,437,500	$ 1,437,500
Issuance of Class A common stock to representative (in shares)		1,277,234	1,277,234
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		10,000,000	10,000,000	10,000,000		10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued (in shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Common shares, shares outstanding (in shares)	7,187,500	7,187,500	7,187,500	7,187,500		7,187,500	7,187,500	7,187,500
Transferred shares to qualified institutional buyers		1,650,000	1,650,000
Ratio to be applied to the stock in the conversion		20	20
Numbers of shares surrendered for no consideration	1,437,500